Share-based payments	6 Months Ended
Jun. 30, 2024
Share-Based Payment Arrangement [Line Items]
Stock-Based Compensation	Stock-Based Compensation
2018 Stock Plan
On November 27, 2018, the Legacy Xos’ board of directors and stockholders adopted the 2018 Stock Plan. There are no shares available for issuance under the 2018 Stock Plan, however, the 2018 Stock Plan continues to govern the terms and conditions of the outstanding awards granted under the 2018 Stock Plan.
As of December 31, 2023 there were 22,512 Options outstanding under the 2018 Stock Plan. The amount and terms of Option grants were determined by the board of directors of Legacy Xos. The Options granted under the 2018 Stock Plan generally expire within 10 years from the date of grant and generally vest over four years, at the rate of 25% on the first anniversary of the date of grant and ratably on a monthly basis over the remaining 36-month period thereafter based on continued service.
Stock option activity during the year ended December 31, 2023 consisted of the following:

	Options	Weighted Average Fair Value	Weighted Average Exercise Price	Weighted Average Remaining Years	Intrinsic Value
December 31, 2022 — Options outstanding	52,408	$0.59	$0.50	7.14	$670,047
Granted	—	—	—
Exercised	(17,037)	0.72	0.47		189,480
Forfeited	(12,859)	0.73	0.54		137,500
December 31, 2023 — Options outstanding	22,512	$0.40	$0.51	0.55	$168,194
December 31, 2023 — Options vested and exercisable	22,180	$0.39	$0.51	0.46	$165,723
Aggregate intrinsic value represents the difference between the exercise price of the options and the fair value of the Company’s common stock. The aggregate intrinsic value of options exercised during the years ended December 31, 2023 and 2022 were approximately $0.2 million and $0.7 million, respectively.
The Company estimates the fair value of options utilizing the Black-Scholes option pricing model, which is dependent upon several variables, including expected option term, expected volatility of the Company's share price over the expected term, expected risk-free rate and expected dividend yield rate. There were no option grants during the years ended December 31, 2023 and 2022.
2021 Equity Plan
On August 19, 2021 the Company’s stockholders approved the 2021 Equity Plan, which was ratified by the Company’s board of directors on August 20, 2021. The 2021 Equity Plan provides for the grant of incentive stock options (“ISOs”), within the meaning of Section 422 of the Internal Revenue Code of 1986, as amended (the “Code”) to employees, including employees of any parent or subsidiary, and for the grant of no statutory stock options (“NSOs”), stock appreciation rights, restricted stock awards, RSUs, performance awards and other forms of awards to employees, directors and consultants, including employees and consultants of Xos’ affiliates.
As of December 31, 2023, there were 233,037 shares of Common Stock available for issuance under the 2021 Equity Plan.
RSU activity during the year ended December 31, 2023 consisted of the following:

	RSUs	Weighted Average Grant Date Fair Value	Weighted Average Fair Value
December 31, 2022 — RSU outstanding	342,674	$43.45	$4,554,137
Granted	664,718	14.22	9,911,323
Vested	(214,555)	34.07	3,144,994
Forfeited	(189,797)	29.50	2,326,289
December 31, 2023 — RSU outstanding	603,040	$18.97	$4,819,138
The Company recognized stock-based compensation expense (including earn-out RSUs) in the consolidated statements of operations and comprehensive loss for the years ended December 31, 2023 and 2022 totaling approximately $7.9 million and $5.2 million, respectively, which consisted of the following (in thousands):

	December 31, 2023	December 31, 2022
Cost of goods sold	$396	$406
Research and development	1,824	860
Sales and marketing	966	472
General and administrative	4,720	3,484
Total	$7,906	$5,222
The unamortized stock-based compensation expense was $9.2 million as of December 31, 2023, and weighted average remaining amortization period as of December 31, 2023 was 2.37 years.
The aggregate fair value of RSUs that vested was $3.1 million during the year ended December 31, 2023.
Share-Based Compensation
2018 Stock Plan
On November 27, 2018, the Legacy Xos’ board of directors and stockholders adopted the 2018 Stock Plan. There are no shares available for issuance under the 2018 Stock Plan; however, the 2018 Stock Plan continues to govern the terms and conditions of the outstanding awards granted under the 2018 Stock Plan.
As of June 30, 2024, there were 1,837 Options outstanding under the 2018 Stock Plan. The amount and terms of Option grants were determined by the board of directors of Legacy Xos. The Options granted under the 2018 Stock Plan generally expire within 10 years from the date of grant and generally vest over four years, at the rate of 25% on the first anniversary of the date of grant and ratably on a monthly basis over the remaining 36-month period thereafter based on continued service.
Stock option activity during the six months ended June 30, 2024 consisted of the following:

	Options	Weighted Average Fair Value Per Share	Weighted Average Exercise Price Per Share	Weighted Average Remaining Years	Aggregate Intrinsic Value
December 31, 2023 — Options outstanding	22,512	$0.40	$0.51	0.55	$168,194
Exercised	(20,659)	0.38	0.50		141,076
March 31, 2024 — Options outstanding	1,853	$0.56	$0.63	5.79	$17,806
Exercised	(16)	0.64	0.46		115
June 30, 2024 — Options outstanding	1,837	0.56	0.63	5.54	$11,532
June 30, 2024 — Options vested and exercisable	1,765	$0.55	$0.64	5.51	$11,071
Aggregate intrinsic value represents the difference between the exercise price of the options and the fair value of the Company’s common stock. The aggregate intrinsic value of options exercised during the three months ended June 30, 2024 and 2023 were approximately $115 and $179,000, respectively. The aggregate intrinsic value of options exercised during the six months ended June 30, 2024 and 2023 were approximately $141,000 and $180,000, respectively.
The Company estimates the grant date fair value of options utilizing the Black-Scholes option pricing model, which is dependent upon several variables, including expected option term, expected volatility of the Company's share price over the expected term, expected risk-free rate and expected dividend yield rate. There were no option grants during the three and six months ended June 30, 2024 and 2023.
2021 Equity Plan
On August 19, 2021 the Company’s stockholders approved the 2021 Equity Plan, which was ratified by the Company’s board of directors on August 20, 2021. The 2021 Equity Plan provides for the grant of incentive stock options (“ISOs”), within the meaning of Section 422 of the Internal Revenue Code of 1986, as amended (the
“Code”) to employees, including employees of any parent or subsidiary, and for the grant of non-statutory stock options (“NSOs”), stock appreciation rights, restricted stock awards, restricted stock units (“RSUs”), performance awards and other forms of awards to employees, directors and consultants, including employees and consultants of Xos’ affiliates.
As of June 30, 2024, there were 371,857 shares of Common Stock available for issuance under the 2021 Equity Plan.
RSU activity during the six months ended June 30, 2024 consisted of the following:

	RSUs	Weighted Average Grant Date Fair Value	Weighted Average Fair Value
December 31, 2023 — RSU outstanding	603,040	$18.97	$4,819,138
Granted	95,636	9.15	863,989
Vested	(94,428)	17.76	848,522
Forfeited	(4,845)	21.26	55,365
March 31, 2024 — RSU outstanding	599,403	$17.43	$6,146,714
Granted	92,505	7.64	706,702
Vested	(265,157)	13.83	2,120,841
Forfeited	(25,055)	16.52	218,566
June 30, 2024 — RSU outstanding	401,696	$17.61	$2,781,676
The Company recognized stock-based compensation expense (including Earn-out RSUs) in the condensed consolidated statements of operations and comprehensive loss for the three and six months ended June 30, 2024 totaling approximately $1.6 million and $3.6 million, respectively, and June 30, 2023, totaling approximately $2.1 million and $4.1 million, respectively, which consisted of the following (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2024	2023	2024	2023
Cost of goods sold	$99	$137	$236	$266
Research and development	353	457	815	958
Sales and marketing	170	258	324	525
General and administrative	1,012	1,202	2,265	2,317
Total	$1,634	$2,054	$3,640	$4,066
We allocate stock-based compensation expense to cost of goods sold, research and development expense, sales and marketing expense and general and administrative expense, based on the roles of the applicable recipients of such stock-based compensation. The unamortized stock-based compensation expense was $6.6 million as of June 30, 2024, and weighted average remaining amortization period as of June 30, 2024 was 2.13 years.
The aggregate fair value of RSUs that vested was $2.1 million and $3.0 million during the three and six months ended June 30, 2024, respectively.

ElectraMeccanica Vehicles Corp
Share-Based Payment Arrangement [Line Items]
Stock-Based Compensation	Share-based payments
Under the Company’s share-based payment arrangements, a total stock-based compensation of $3,570,269 was recognized in the consolidated statements of operations and comprehensive loss for the year ended December 31, 2023 (2022 - $4,985,954).

Share-based compensation expense recorded in	December 31, 2023	December 31, 2022
General and administrative expenses	$3,430,559	$3,956,824
Research and development expenses	75,494	864,619
Sales and marketing expenses	64,216	164,511
	$3,570,269	$4,985,954
Stock options
The Company adopted its 2020 Stock Incentive Plan (the “Stock Incentive Plan”) on July 9, 2020, which provides that the Board of Directors of the Company may from time to time, in its discretion, grant to directors, officers, employees and consultants of the Company certain stock-based compensation awards including non-transferable stock options to purchase common shares, provided that the number of common shares reserved for issuance will not exceed 30,000,000. Such stock options may be exercisable for a period of up to 10 years from the date of grant. Stock options may be exercised no later than 90 days following cessation of the optionee’s position with the Company unless any exercise extension has been approved in advance by the administrator of the Stock Incentive Plan.
Stock options granted may vest based on terms and conditions set out in the stock option agreements themselves. On exercise, each stock option allows the holder to purchase one common share of the Company, including on a cashless basis, based on the formula as set forth in the applicable stock option agreement.
The changes in stock options during the years ended December 31, 2023 and 2022 were as follows:

	December 31, 2023		December 31, 2022
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Options outstanding, beginning	14,721,998	$2.27	11,974,300	$2.73
Options granted	1,308,810	0.63	7,346,185	1.39
Options exercised	(19,927)	0.57	(1,623,864)	0.39
Options forfeited/expired/cancelled	(3,565,725)	2.64	(2,974,623)	2.97
Options outstanding, ending	12,445,156	$1.99	14,721,998	$2.27
Details of stock options outstanding as at December 31, 2023 were as follows:

Exercise price	Weighted average contractual life	Number of options outstanding	Number of options exercisable
$2.00 CAD	0.13	25,000	25,000
$0.39	6.94	42,356	10,590
$0.54	6.23	500,000	—
$0.57	6.36	2,500	989
$0.59	6.46	400,000	—
$0.99	6.06	84,069	46,823
$1.08	5.81	37,081	30,132
$1.11	5.93	3,750,000	1,249,999
$1.50	5.64	466,885	464,510
$1.91	2.05	2,955,000	2,939,723
$1.94	5.30	75,637	57,984
$2.13	5.10	21,120	14,960
$2.45	2.59	1,250,000	1,250,000
$2.53	2.61	25,000	25,000
$3.01	0.93	750,000	750,000
$3.40	1.37	1,035,000	1,035,000
$3.41	3.56	50,000	50,000
$3.55	4.54	5,000	4,050
$3.56	4.87	95,508	78,341
$3.77	0.93	50,000	50,000
$4.15	0.93	750,000	750,000
$7.75	4.13	30,000	28,750
$9.60	1.02	45,000	45,000
		12,445,156	8,906,851
The weighted average grant date fair value of stock options granted during the year ended December 31, 2023 was $0.46 (2022 - $0.90). The fair value was calculated using the Black-Scholes option pricing model using the following weighted average assumptions:

	Year ended December 31, 2023	Year ended December 31, 2022
Expected life of options	4.08-4.5 years	3.85-5 years
Annualized volatility	96.5%-112%	61%-123.7%
Risk-free interest rate	3.42%-4.28%	1.75%-4.23%
Dividend rate	0%	0%
During the year ended December 31, 2023, the Company recognized stock-based compensation expense of $2,428,700 (2022 - $3,920,423) for stock options granted. Unrecognized compensation expense related to stock options was $1,327,327 as of December 31, 2023 with a weighted average period remaining of 5.99 years ($3,400,865 unrecognized compensation expense as of December 31, 2022 with a weighted average period remaining of 6.85 years). In January 2024, the Company approved acceleration of all remaining unvested options in connection with the execution of the Xos Arrangement Agreement. This acceleration resulted in the recognition of all remaining unrecognized compensation expense in January 2024. Pursuant to the terms of the Xos Arrangement Agreement, at the effective time of the Xos Arrangement, outstanding out - of - the - money stock options will be cancelled without any payment therefor and outstanding in - the - money stock options will be cancelled in exchange for a number of common shares of the Company with a value equal to the in - the - money value of such option, as calculated in accordance with the Xos Plan of Arrangement, subject to applicable withholdings.
The use of a valuation model for the options requires management to make certain assumptions with respect to selected model inputs. Expected volatility was calculated based on the Company’s historical volatility. The expected time to maturity was based on the weighted-average vesting terms and contractual terms of the awards. The dividend yield was based on the Company’s expected dividend rate. The risk-free interest rate was based on U.S. Treasury rates commensurate with the expected life of the award. The Company uses the simplified method for stock options with no market conditions, which is a weighted average of the vesting term and contractual term, to determine expected term. The simplified method was adopted since the Company does not believe that historical experience is representative of future performance because of the changes in stock prices.
DSUs
DSUs are share-based awards that may be granted by the Company to certain eligible participants pursuant to the Stock Incentive Plan. The Company allows the holders of the DSUs to settle the DSUs in cash (subject to the approval of the Plan Administrator (as defined in the Stock Incentive Plan)) or common shares. During the year ended December 31, 2023, the Company issued 845,686 DSUs (2022 – 42,879 DSUs), which all vested on grant. Pursuant to the terms of the Xos Arrangement Agreement, at the effective time of the Xos Arrangement, outstanding DSUs will vest and be settled by the Company in exchange for one common share of the Company, subject to applicable withholdings.
Changes in the value of the DSUs liability for the years ended December 31, 2023 and 2022 were as follows:

	Number of DSU	Amount
Balance, December 31, 2021	84,581	$53,362
Issuance	42,879	96,003
Stock-based compensation expense	—	$(72,889)
Balance, December 31, 2022	127,460	$76,476
Issuance	845,686	394,253
DSUs exercised	(225,697)	(91,911)
Stock-based compensation expense	—	(128,123)
Balance, December 31, 2023	747,449	$250,695
The number and weighted average share prices of DSUs were as follows:

	December 31, 2023		December 31, 2022
	Number of DSUs	Weighted average share price	Number of DSUs	Weighted average share price
DSUs outstanding, beginning	127,460	$3.02	84,581	$3.41
DSUs granted	845,686	0.47	42,879	2.24
DSUs exercised	(225,697)	0.41	—	—
DSUs outstanding, ending	747,449	$0.80	127,460	$3.02
Details of DSUs outstanding as at December 31, 2023 were as follows:

Deemed value	Weighted average contractual life	Number of DSUs outstanding	Number of DSUs exercisable
$0.80	9.57	747,449	747,449
The fair value of the DSUs liabilities was estimated using the stock price as of December 31, 2023.
During the year ended December 31, 2023, the Company recognized stock-based compensation expense of $266,130 (2022 – $23,114) for DSUs granted during the year. Unrecognized compensation expense related to DSUs was $nil as of December 31, 2023 with a weighted average period remaining of 9.57 years ($nil unrecognized compensation expense as of December 31, 2022 with a weighted average period remaining of 8.59 years).
RSUs
RSUs are share-based awards that may be granted by the Company to certain eligible participants pursuant to the Stock Incentive Plan. RSUs are accounted for as equity-settled share-based payment transactions as the obligations under an RSU will be settled through the issuance of common shares. Pursuant to the terms of the Xos Arrangement Agreement, at the effective time of the Xos Arrangement, outstanding RSUs will vest and be settled by the Company in exchange for one common share of the Company, subject to applicable withholdings.
The changes in RSUs during the year ended December 31, 2023 were as follows:

	December 31, 2023		December 31, 2022
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
RSUs outstanding, beginning	1,875,000	$1.02	649,473	$3.42
RSUs granted	300,000	0.39	1,875,000	1.02
RSUs exercised	—	—	(466,731)	3.42
RSUs expired	—	—	(182,742)	3.42
RSUs outstanding, ending	2,175,000	$0.94	1,875,000	$1.02
Details of RSUs outstanding as at December 31, 2023 were as follows:

Deemed value	Weighted average contractual life	Number of RSUs outstanding	Number of RSUs exercisable
$0.94	9.08	2,175,000	—
During the year ended December 31, 2023, the Company recognized stock-based compensation expense of $875,439 (2022 - $1,042,418) for RSUs granted during the year. Unrecognized compensation expense related to RSUs was $937,768 as of December 31, 2023 with a weighted average period remaining of 9.03 years ($1,722,547 unrecognized compensation expense as of December 31, 2022 with a weighted average period remaining of 9.94 years). RSUs granted in 2022 included 875,000 units which were subject to certain performance criteria. As discussed above, all RSUs, including those subject to performance criteria, will vest and be settled by the Company at the effective time of the Xos Arrangement. All remaining unrecognized compensation expense will be recognized at that time.